8. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Proceeds from sale of stock	$ 0	$ 100,000	$ 176,052
Notes payable to related parties	8,105	7,403
Interest expense, related parties	339	315	282
Consulting Fees	26,395	18,816	81,665
Mr. Michael Ranger [Member]
Consulting Fees	0	9,346	5,131
Mr. Newton [Member]
Consulting Fees	25,856	$ 0	0
Vanadium [Member]
Deferred revenue	$ 300,000
President [Member]
Stock options exercised		240,000
Proceeds from option exercises		$ 12,000
President [Member] | Cash in lieu of compensation [Member]
Proceeds from option exercises		9,000
President [Member] | Settlement of Accrued Liability [Member]
Proceeds from option exercises		3,000
Private Placement [Member]
Proceeds from sale of stock		$ 100,000	$ 176,052
Stock issued new, shares		1,000,000	1,380,260